Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Accrued and Other Liabilities
Accrued and Other Liabilities
Accrued and other liabilities at December 31, 2012 and 2011 consist of the following:

(in thousands)	2012	2011
Accrued expenses	$62,567	$82,342
Payroll and related accruals	49,563	44,421
Deferred revenue	27,296	23,793
Accrued royalties	17,600	25,659
Fair value of derivative instruments	12,911	2,492
Accrued earn-outs and milestone payments	9,806	17,470
Accrued interest on long-term debt	7,008	7,383
Preacquisition contingencies assumed in acquisition	5,493	6,203
Current portion of capital lease obligations	4,203	4,006
Total accrued and other liabilities	$196,447	$213,769